Quarterly Holdings Report
for
Fidelity® Sustainable Emerging Markets Equity Fund
July 31, 2025
MAR-NPRT3-0925
1.9904435.103
Common Stocks - 94.0%
	Shares	Value ($)
BRAZIL - 2.5%
Consumer Discretionary - 0.3%
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	2,146	11,283
Textiles, Apparel & Luxury Goods - 0.2%
Azzas 2154 SA	2,291	14,598
TOTAL CONSUMER DISCRETIONARY		25,881

Financials - 1.6%
Banks - 1.1%
Itau Unibanco Holding SA	10,846	68,103
NU Holdings Ltd/Cayman Islands Class A (a)	1,863	22,766
		90,869
Capital Markets - 0.5%
Banco BTG Pactual SA unit	5,540	38,714
TOTAL FINANCIALS		129,583

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	2,134	12,602
Industrials - 0.2%
Ground Transportation - 0.2%
Localiza Rent a Car SA	3,238	20,025
Materials - 0.3%
Metals & Mining - 0.3%
Gerdau SA ADR	8,406	24,882
TOTAL BRAZIL		212,973
CHINA - 31.1%
Communication Services - 8.7%
Entertainment - 1.4%
NetEase Cloud Music Inc (a)(b)(c)	853	27,638
Netease Inc ADR	380	49,514
Tencent Music Entertainment Group Class A ADR	1,625	34,109
		111,261
Interactive Media & Services - 7.3%
Kuaishou Technology B Shares (a)(b)(c)	2,633	25,709
Meitu Inc (b)(c)	13,027	19,921
Tencent Holdings Ltd	8,073	565,209
		610,839
TOTAL COMMUNICATION SERVICES		722,100

Consumer Discretionary - 8.2%
Automobile Components - 0.4%
Hesai Group ADR (a)	1,117	21,223
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	3,236	14,777
		36,000
Automobiles - 0.8%
BYD Co Ltd H Shares	4,661	68,055
Broadline Retail - 5.7%
Alibaba Group Holding Ltd	19,149	287,902
Alibaba Group Holding Ltd ADR	343	41,376
JD.com Inc ADR	1,365	42,984
PDD Holdings Inc Class A ADR (a)	983	111,521
		483,783
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	2,046	9,073
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (a)(b)(c)	3,484	53,750
Trip.com Group Ltd ADR	724	44,851
		98,601
TOTAL CONSUMER DISCRETIONARY		695,512

Consumer Staples - 1.0%
Beverages - 1.0%
Eastroc Beverage Group Co Ltd A Shares (China)	1,013	39,554
Kweichow Moutai Co Ltd A Shares (China)	212	41,782
		81,336
Financials - 6.0%
Banks - 3.3%
China Construction Bank Corp H Shares	210,593	215,395
China Merchants Bank Co Ltd H Shares	3,583	23,251
Industrial & Commercial Bank of China Ltd H Shares	51,883	39,754
		278,400
Insurance - 2.7%
China Life Insurance Co Ltd H Shares	18,895	54,580
China Pacific Insurance Group Co Ltd H Shares	4,204	16,931
PICC Property & Casualty Co Ltd H Shares	24,346	50,532
Ping An Insurance Group Co of China Ltd H Shares	15,383	105,611
		227,654
TOTAL FINANCIALS		506,054

Health Care - 2.9%
Biotechnology - 0.8%
BeOne Medicines Ltd H Shares (a)	1,262	28,691
Zai Lab Ltd (a)	3,075	11,618
Zai Lab Ltd ADR (a)	639	24,154
		64,463
Health Care Equipment & Supplies - 0.2%
Shanghai Conant Optical Co Ltd H Shares	3,262	18,159
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (b)(c)	5,134	68,484
Pharmaceuticals - 1.1%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	13,361	60,027
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	3,475	34,625
		94,652
TOTAL HEALTH CARE		245,758

Industrials - 1.9%
Electrical Equipment - 0.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,475	53,946
Ground Transportation - 0.5%
Full Truck Alliance Co Ltd ADR	3,490	40,309
Machinery - 0.8%
Zhejiang Dingli Machinery Co Ltd A Shares (China)	4,396	30,072
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	11,144	36,826
		66,898
TOTAL INDUSTRIALS		161,153

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.8%
Luxshare Precision Industry Co Ltd A Shares (China)	6,688	33,809
Shengyi Technology Co Ltd A Shares (China)	1,400	8,294
Shennan Circuits Co Ltd A Shares (China)	1,627	31,960
		74,063
Technology Hardware, Storage & Peripherals - 1.2%
Xiaomi Corp B Shares (a)(b)(c)	14,632	98,444
TOTAL INFORMATION TECHNOLOGY		172,507

Materials - 0.4%
Metals & Mining - 0.4%
Zijin Mining Group Co Ltd H Shares	13,423	35,593
TOTAL CHINA		2,620,013
GREECE - 1.4%
Financials - 1.4%
Banks - 1.4%
Eurobank Ergasias Services and Holdings SA	17,413	63,912
National Bank of Greece SA	3,771	52,890

TOTAL GREECE		116,802
HONG KONG - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	187	28,738
HUNGARY - 1.9%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	1,347	109,532
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	1,698	50,966
TOTAL HUNGARY		160,498
INDIA - 11.0%
Communication Services - 1.6%
Wireless Telecommunication Services - 1.6%
Bharti Airtel Ltd	6,138	133,734
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
Eternal Ltd (a)	27,915	97,511
MakeMyTrip Ltd (a)	270	25,269
		122,780
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd	7,606	120,221
Financials - 4.3%
Banks - 3.5%
Axis Bank Ltd	2,370	28,806
HDFC Bank Ltd/Gandhinagar	5,185	119,090
HDFC Bank Ltd/Gandhinagar ADR	625	47,981
ICICI Bank Ltd	5,674	95,628
		291,505
Capital Markets - 0.6%
HDFC Asset Management Co Ltd (b)(c)	725	46,634
Insurance - 0.2%
HDFC Life Insurance Co Ltd (b)(c)	3,238	27,845
TOTAL FINANCIALS		365,984

Health Care - 0.6%
Health Care Providers & Services - 0.5%
Max Healthcare Institute Ltd	2,713	38,524
Pharmaceuticals - 0.1%
Mankind Pharma Ltd (a)	432	12,615
TOTAL HEALTH CARE		51,139

Industrials - 1.2%
Aerospace & Defense - 0.4%
Hindustan Aeronautics Ltd (c)	720	37,087
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	1,263	52,277
Passenger Airlines - 0.2%
InterGlobe Aviation Ltd (a)(b)(c)	234	15,717
TOTAL INDUSTRIALS		105,081

Information Technology - 0.4%
IT Services - 0.4%
Infosys Ltd ADR	1,325	22,154
Tata Consultancy Services Ltd	306	10,562
		32,716
TOTAL INDIA		931,655
INDONESIA - 2.6%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Sumber Alfaria Trijaya Tbk PT	237,307	33,354
Financials - 2.2%
Banks - 2.2%
Bank Central Asia Tbk PT	168,125	84,264
Bank Rakyat Indonesia Persero Tbk PT	175,519	39,304
Bank Syariah Indonesia Tbk PT	395,227	65,246
		188,814
TOTAL INDONESIA		222,168
KOREA (SOUTH) - 9.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
KT Corp	1,458	57,501
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Hyundai Mobis Co Ltd	55	11,535
Automobiles - 0.9%
Hyundai Motor Co	178	26,914
Kia Corp	637	46,326
		73,240
Broadline Retail - 0.2%
Coupang Inc Class A (a)	660	19,424
TOTAL CONSUMER DISCRETIONARY		104,199

Financials - 1.0%
Banks - 0.8%
Hana Financial Group Inc	175	10,634
KB Financial Group Inc	402	31,744
Shinhan Financial Group Co Ltd	213	10,309
Woori Financial Group Inc	989	17,441
		70,128
Insurance - 0.2%
Samsung Fire & Marine Insurance Co Ltd	41	12,865
TOTAL FINANCIALS		82,993

Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Samsung Biologics Co Ltd (a)(b)(c)	64	48,600
Industrials - 0.7%
Industrial Conglomerates - 0.3%
SK Square Co Ltd (a)	275	29,440
Machinery - 0.4%
HD HYUNDAI MIPO	218	32,972
TOTAL INDUSTRIALS		62,412

Information Technology - 5.7%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	673	129,645
Technology Hardware, Storage & Peripherals - 4.2%
Samsung Electronics Co Ltd	6,976	353,362
TOTAL INFORMATION TECHNOLOGY		483,007

TOTAL KOREA (SOUTH)		838,712
MALAYSIA - 0.4%
Financials - 0.4%
Banks - 0.4%
CIMB Group Holdings Bhd	19,488	29,790
MEXICO - 3.4%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	4,127	12,166
Financials - 1.6%
Banks - 1.6%
Grupo Financiero Banorte SAB de CV	12,481	111,227
Regional SAB de CV	1,968	15,327
		126,554
Health Care - 0.5%
Pharmaceuticals - 0.5%
Genomma Lab Internacional SAB de CV	40,052	46,326
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	1,951	25,879
Grupo Aeroportuario del Pacifico SAB de CV Series B	525	12,060
		37,939
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Corp Inmobiliaria Vesta SAB de CV ADR	2,129	59,804
TOTAL MEXICO		282,789
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	247	58,539
PHILIPPINES - 0.8%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	6,576	50,580
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	44,731	19,145
TOTAL PHILIPPINES		69,725
POLAND - 1.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Allegro.eu SA (a)(b)(c)	2,720	26,866
Financials - 0.8%
Banks - 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	2,655	58,363
Industrials - 0.2%
Professional Services - 0.2%
Benefit Systems SA	23	20,867
TOTAL POLAND		106,096
SAUDI ARABIA - 1.3%
Financials - 0.9%
Banks - 0.9%
Al Rajhi Bank	2,365	59,738
Saudi National Bank/The	1,323	13,226
		72,964
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Dr Sulaiman Al Habib Medical Services Group Co	566	39,563
TOTAL SAUDI ARABIA		112,527
SINGAPORE - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Sea Ltd Class A ADR (a)	149	23,341
SOUTH AFRICA - 3.7%
Consumer Discretionary - 2.1%
Broadline Retail - 1.6%
Naspers Ltd Class N	423	131,092
Specialty Retail - 0.5%
Pepkor Holdings Ltd (b)(c)	29,640	44,567
TOTAL CONSUMER DISCRETIONARY		175,659

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	1,401	20,420
Financials - 0.9%
Banks - 0.7%
Absa Group Ltd	1,318	13,056
Capitec Bank Holdings Ltd	141	27,340
Standard Bank Group Ltd	1,258	16,188
		56,584
Financial Services - 0.2%
FirstRand Ltd	4,210	17,902
TOTAL FINANCIALS		74,486

Materials - 0.5%
Metals & Mining - 0.5%
Impala Platinum Holdings Ltd (a)	4,202	39,715
TOTAL SOUTH AFRICA		310,280
TAIWAN - 17.6%
Financials - 0.2%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	18,376	19,609
Industrials - 0.4%
Machinery - 0.4%
Hiwin Technologies Corp	4,851	33,977
Information Technology - 17.0%
Communications Equipment - 0.9%
Accton Technology Corp	2,493	73,462
Electronic Equipment, Instruments & Components - 2.7%
Chroma ATE Inc	4,195	59,934
Delta Electronics Inc	1,635	30,731
Hon Hai Precision Industry Co Ltd	16,121	94,586
Unimicron Technology Corp	10,015	45,358
		230,609
Semiconductors & Semiconductor Equipment - 12.7%
ASE Technology Holding Co Ltd	6,562	31,750
eMemory Technology Inc	248	16,750
MediaTek Inc	1,969	88,964
Taiwan Semiconductor Manufacturing Co Ltd	24,136	927,123
		1,064,587
Technology Hardware, Storage & Peripherals - 0.7%
Wiwynn Corp	653	59,462
TOTAL INFORMATION TECHNOLOGY		1,428,120

TOTAL TAIWAN		1,481,706
THAILAND - 1.0%
Financials - 0.2%
Banks - 0.2%
SCB X PCL	4,867	18,742
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Airports of Thailand PCL	51,680	64,376
TOTAL THAILAND		83,118
UNITED ARAB EMIRATES - 1.8%
Energy - 0.7%
Energy Equipment & Services - 0.7%
ADNOC Drilling Co PJSC	34,525	54,893
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	10,329	45,781
Emirates NBD Bank PJSC	1,814	13,211
		58,992
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC	8,394	34,851
TOTAL UNITED ARAB EMIRATES		148,736
UNITED KINGDOM - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Anglogold Ashanti Plc	1,933	89,401
TOTAL COMMON STOCKS (Cost $6,337,642)		7,927,607

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $556,261)	4.33	556,150	556,261

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,893,903)	8,483,868
NET OTHER ASSETS (LIABILITIES) - (0.6)% (d)	(50,851)
NET ASSETS - 100.0%	8,433,017

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3	Sep 2025	185,745	1,947	1,947

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,804 or 6.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $613,891 or 7.3% of net assets.

(d)	Includes $6,255 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	323,002	1,944,770	1,711,511	9,562	-	-	556,261	556,150	0.0%
Total	323,002	1,944,770	1,711,511	9,562	-	-	556,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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